ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 1,013	$ 999
Institutions and income tax payable	134	353
Accrued expenses	1,007	958
Related parties	46	83
Total	$ 2,200	$ 2,393